Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policy Related to Timing of Grant of Certain Equity Awards
We historically have not granted, and currently have no plans to grant, stock option awards and, consequently, we do not have a policy with respect to the timing of stock option awards relative to the disclosure of material non-public
information.

Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false